Consolidated and Combined Statements of Stockholders' Equity (USD $) In Thousands, unless otherwise specified	Total	Common stock [Member]	Paid-in capital [Member]	Treasury Stock [Member]	Retained earnings [Member]	Accumulated other comprehensive income [Member]
Balance, beginning of period at Dec. 31, 2008		$ 0	$ 1,095,062	$ 0	$ 3,177,254	$ (323,033)
Common stock:
Net issuance of common stock		0
Paid-in capital:
Share-based compensation			(1,836)
Net issuance of common stock			0
Net capital contributed (to) from Citi			30,870
Repurchase of shares held by Citi	0	0	0
Issuance of warrants to Citi			0
Issuance of note payable to Citi			0
Tax election under Section 338(h)(10) of the Internal Revenue Code			0
Treasury Stock:
Treasury stock acquired				0
Treasury stock issued, at cost				0
Treasury stock retired				0
Retained earnings:
Adoption of FSP SFAS No. 115-2 (included in ASC 320), net of income tax expense $3,929 in 2009					7,298	(7,298)
Net income	482,681				482,681
Dividends to stockholders ($0.10 per share in 2011 and $0.02 in 2010)					0
Distributions of warrants to Citi					0
Distributions to Citi					(193,927)
Accumulated other comprehensive income:
Change in foreign currency translation adjustment, net of income tax expense of $0 in 2011, $4,630 in 2010 and $27,125 in 2009						47,824
Change in net unrealized investment gains (losses) during the period, net of income taxes:
Change in net unrealized investment gains (losses) not-other-than temporarily impaired, net of income tax expense (benefit) of $(1,785) in 2011, $(24,848) in 2010 and $245,060 in 2009						461,198
Change in net unrealized investment gains (losses) other-than-temporarily impaired, net of income tax expense of $328 in 2011, $7,455 in 2010 and $(4,751) in 2009						8,822
Balance, ending of period at Dec. 31, 2009	4,767,271	0	1,124,096	0	3,473,306	169,869
Common stock:
Net issuance of common stock		728
Paid-in capital:
Share-based compensation			46,094
Net issuance of common stock			(727)
Net capital contributed (to) from Citi			295,168
Repurchase of shares held by Citi	0	0	0
Issuance of warrants to Citi			18,464
Issuance of note payable to Citi			(300,000)
Tax election under Section 338(h)(10) of the Internal Revenue Code			172,460
Treasury Stock:
Treasury stock acquired				(75,420)
Treasury stock issued, at cost				41,056
Treasury stock retired				34,364
Retained earnings:
Adoption of FSP SFAS No. 115-2 (included in ASC 320), net of income tax expense $3,929 in 2009					0	0
Net income	232,456				232,456
Dividends to stockholders ($0.10 per share in 2011 and $0.02 in 2010)					(1,502)
Distributions of warrants to Citi					18,464
Distributions to Citi					3,491,571
Accumulated other comprehensive income:
Change in foreign currency translation adjustment, net of income tax expense of $0 in 2011, $4,630 in 2010 and $27,125 in 2009						15,009
Change in net unrealized investment gains (losses) during the period, net of income taxes:
Change in net unrealized investment gains (losses) not-other-than temporarily impaired, net of income tax expense (benefit) of $(1,785) in 2011, $(24,848) in 2010 and $245,060 in 2009						(47,783)
Change in net unrealized investment gains (losses) other-than-temporarily impaired, net of income tax expense of $328 in 2011, $7,455 in 2010 and $(4,751) in 2009						(13,845)
Balance, ending of period at Dec. 31, 2010	1,356,528	728	1,010,635	0	194,225	150,940
Common stock:
Net issuance of common stock		10
Paid-in capital:
Share-based compensation			25,335
Net issuance of common stock			(10)
Net capital contributed (to) from Citi			1,426
Repurchase of shares held by Citi	200,000	(89)	(199,911)
Issuance of warrants to Citi			0
Issuance of note payable to Citi			0
Tax election under Section 338(h)(10) of the Internal Revenue Code			2,243
Treasury Stock:
Treasury stock acquired				0
Treasury stock issued, at cost				0
Treasury stock retired				0
Retained earnings:
Adoption of FSP SFAS No. 115-2 (included in ASC 320), net of income tax expense $3,929 in 2009					0	0
Net income	157,191				157,191
Dividends to stockholders ($0.10 per share in 2011 and $0.02 in 2010)					(7,312)
Distributions of warrants to Citi					0
Distributions to Citi					0
Accumulated other comprehensive income:
Change in foreign currency translation adjustment, net of income tax expense of $0 in 2011, $4,630 in 2010 and $27,125 in 2009						(3,645)
Change in net unrealized investment gains (losses) during the period, net of income taxes:
Change in net unrealized investment gains (losses) not-other-than temporarily impaired, net of income tax expense (benefit) of $(1,785) in 2011, $(24,848) in 2010 and $245,060 in 2009						(1,240)
Change in net unrealized investment gains (losses) other-than-temporarily impaired, net of income tax expense of $328 in 2011, $7,455 in 2010 and $(4,751) in 2009						610
Balance, ending of period at Dec. 31, 2011	$ 1,326,650	$ 649	$ 835,232	$ 0	$ 344,104	$ 146,665